Condensed Consolidated Statements of Changes in Partners' Capital/Stockholders' Equity - USD ($) $ in Millions	Total	Interest rate swap 1	Interest rate swap 2	Partners' Capital	Common Stock Class A common stock	Common Stock Class B common stock	Additional Paid In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Interest rate swap 1	Accumulated Other Comprehensive Income (Loss) Interest rate swap 2	Retained Earnings	Non-Controlling Interests	Non-Controlling Interests Interest rate swap 1	Non-Controlling Interests Interest rate swap 2
Beginning balance at Jan. 28, 2018	$ 1,029.1			$ 1,029.1
Partners' Capital
Equity investment from partners	1.0			1.0
Equity-based compensation	4.1			4.1
Net income	30.3			30.3
Net interest rate swap gain/loss, net of tax	(1.7)			(1.7)
Distributions to partners	(11.9)			(11.9)
Ending balance at Feb. 03, 2019	1,050.9			1,050.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	30.3			30.3
Net interest rate swap gain (loss), net of tax	(1.7)
Equity investment from partners	0.4			0.4
Equity-based compensation	4.0			4.0
Net income	35.6			35.6
Net interest rate swap gain/loss, net of tax	(9.3)			(9.3)
Distributions to partners	(310.9)			(310.9)
Repurchase of common units	(0.2)			(0.2)
Ending balance at Feb. 02, 2020	770.5			770.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	35.6			35.6
Net interest rate swap gain (loss), net of tax	(9.3)
Ending balance at Feb. 02, 2020	770.5
Partners' Capital
Equity investment from partners	0.7			0.7
Equity-based compensation	1.0			1.0
Net income	(3.2)			(3.2)
Net interest rate swap gain/loss, net of tax	(2.4)			(2.4)
Distributions to partners	(0.2)			(0.2)
Ending balance at May. 03, 2020	766.4			766.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(3.2)			(3.2)
Beginning balance at Feb. 02, 2020	770.5			770.5
Partners' Capital
Net income	36.5
Ending balance at Nov. 01, 2020	802.1			802.1
Beginning balance at Feb. 02, 2020	770.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	36.5
Net interest rate swap gain (loss), net of tax	1.0
Beginning balance at Feb. 02, 2020	770.5			770.5
Partners' Capital
Equity investment from partners	1.2			1.2
Equity-based compensation	4.1			4.1
Net income	37.3			37.3
Distributions to partners	(15.4)			(15.4)
Unrealized derivative gain, net of tax	3.0			3.0
Ending balance at Jan. 31, 2021	800.7			800.7
Beginning balance at Feb. 02, 2020	770.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	37.3			37.3
Net interest rate swap gain (loss), net of tax	3.0
Ending balance at Jan. 31, 2021	800.7
Beginning balance at May. 03, 2020	766.4			766.4
Partners' Capital
Equity investment from partners	0.1			0.1
Equity-based compensation	1.0			1.0
Net income	18.1			18.1
Net interest rate swap gain/loss, net of tax	1.6			1.6
Distributions to partners	(6.6)			(6.6)
Ending balance at Aug. 02, 2020	780.6			780.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	18.1			18.1
Equity-based compensation	1.1			1.1
Net income	21.6			21.6
Net interest rate swap gain/loss, net of tax	1.8			1.8
Distributions to partners	(3.0)			(3.0)
Ending balance at Nov. 01, 2020	802.1			802.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	21.6			21.6
Net interest rate swap gain (loss), net of tax	1.8
Beginning balance at Jan. 31, 2021	800.7			800.7
Partners' Capital
Equity investment from partners	0.3			0.3
Equity-based compensation	1.0			1.0
Net income	27.4			27.4
Net interest rate swap gain/loss, net of tax	1.9			1.9
Distributions to partners	(10.4)			(10.4)
Ending balance at May. 02, 2021	820.9			820.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	27.4			27.4
Beginning balance at Jan. 31, 2021	800.7			800.7
Partners' Capital
Net income	146.2
Beginning balance at Jan. 31, 2021	800.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	146.2
Net interest rate swap gain (loss), net of tax	21.0
Ending balance at Oct. 31, 2021	1,758.7				$ 1.6	$ 0.9	$ 1,168.7	$ 7.7			$ 44.4	$ 535.4
Beginning balance at May. 02, 2021	820.9			820.9
Partners' Capital
Equity-based compensation	14.0			14.0
Net income	46.5			46.5
Net interest rate swap gain/loss, net of tax	1.7			1.7
Distributions to partners	(12.5)			(12.5)
Ending balance at Jul. 22, 2021	870.6			870.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	46.5			46.5
Net income	(37.0)										(20.0)	(17.0)
Ending balance at Aug. 01, 2021				0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of partners' capital	0.0			(870.6)			870.6
Reorganization transactions (in shares)					119,950,882	85,853,383
Reorganization transactions	0.0				$ 1.2	$ 0.9	(2.1)
Reclassification of non-controlling interests upon reorganization	0.0						(299.5)	(2.3)				301.8
Issuance of Class A Shares, net of issuance costs					34,883,721
Issuance of Class A Shares, net of issuance costs	655.9				$ 0.3		655.6
Non-controlling interests adjustment for purchase of Partnership Interests from Core & Main Holdings, LP	0.0						(180.1)	(0.2)				180.3
Adjustment of deferred tax liability associated with Core & Main investment in Core & Main Holdings, LP	139.6						139.6
Impact of Former Limited Partners Tax Receivable Agreement	(88.6)						(88.6)				0.0
Net income (loss)	(37.0)										(20.0)	(17.0)
Equity-based compensation	4.5						2.9					1.6
Net interest rate swap gain (loss), net of tax		$ 4.3	$ (1.3)						$ 2.5	$ (0.8)			$ 1.8	$ (0.5)
Non-controlling interests adjustment for vesting of Core & Main Holdings, LP Partnership Interests held by non-controlling interests	0.0						(8.1)					8.1
Ending balance at Aug. 01, 2021	1,548.0				1.5	0.9	1,090.3	(0.8)			(20.0)	476.1
Beginning balance at Jul. 22, 2021	870.6			870.6
Partners' Capital
Net income	72.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	72.3
Ending balance at Oct. 31, 2021	1,758.7				$ 1.6	$ 0.9	1,168.7	7.7			44.4	535.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding					154,834,603	85,853,383
Beginning balance at Aug. 01, 2021				$ 0.0
Partners' Capital
Net income	109.3										64.4	44.9
Beginning balance at Aug. 01, 2021	1,548.0				$ 1.5	$ 0.9	1,090.3	(0.8)			(20.0)	476.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Shares, net of issuance costs					5,232,558
Issuance of Class A Shares, net of issuance costs	99.5				$ 0.1		99.4
Adjustment of deferred tax liability associated with Core & Main investment in Core & Main Holdings, LP	4.1						4.1
Impact of Former Limited Partners Tax Receivable Agreement	(3.2)						(3.2)
Net income (loss)	109.3										64.4	44.9
Equity-based compensation	2.7						1.8					0.9
Net interest rate swap gain (loss), net of tax	14.4		$ 14.4							$ 8.5				$ 5.9
Distributions to non-controlling interest holders	(16.1)											(16.1)
Non-controlling interests adjustment for vesting of Core & Main Holdings, LP Partnership Interests held by non-controlling interests	0.0						(23.7)					23.7
Ending balance at Oct. 31, 2021	$ 1,758.7				$ 1.6	$ 0.9	$ 1,168.7	$ 7.7			$ 44.4	$ 535.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares, Outstanding					160,067,161	85,853,383